Management compensation and share based payments	12 Months Ended
Jun. 30, 2022
Disclosure Of Management Compensation Explanatory Abstract
Management compensation and share based payments

24. Management compensation and share based payments

The expenses with Management compensation were recorded under “General and administrative expenses”, as follows:

	2022	2021	2020
Board of directors and executive board compensation	4,208	3,803	3,789
Bonuses	8,249	8,220	7,093
Short term employee benefits	12,457	12,023	10,882
Share based payment	1,717	1,416	1,117
Total compensation	14,174	13,439	11,999

The total compensation of the Company’s officers and members of the Board of Directors, for the year ended June 30, 2022 in the amount of R$14,082, was approved at the Annual General Meeting held on October 27, 2021.

a)	Long-term Share-based Incentive Plan

On October 2, 2017, the Shareholders Meeting approved the creation of the Long-term Share-based Incentive Plan (“ILPA Plan”). Under the terms of the ILPA Plan, participants will be entitled to receive a certain number of shares if they remain in the Company for a vesting period and achieve certain key performance indicators (“KPIs”). The ILPA Plan establishes that the Board of Directors will have broad powers to implement the ILPA Plan and take all measures necessary for it. The shares to be granted under the ILPA Plan may not exceed, at any time, the maximum and cumulative limit of 2% of the shares issued by the Company.

Shares are granted to participants only if they remain employed by the Company until the end of the vesting period and achieve certain KPIs. One of the KPIs is a certain percentage of appreciation of the price of the AGRO3 stock in the vesting period; if such percentage is not reached, participants will not have the right to receive any shares. If the KPI of stock appreciation is achieved, the number of shares to be granted will vary in three ranges, depending on the level of achievement of three other KPIs, and will be adjusted by the dividends per share distributed in the vesting period, and will increase by an amount established in case the share appreciation exceeds the floor price. The performance indicators include, in addition to the AGRO3 share price, factors such as Operating Profitability, Sale of Farm and Company Capitalization. The amount of the expense is adjusted on account of this review and the effects are recognized prospectively.

The first grant of incentives was approved by the Board of Directors on June 18, 2018, when the 1st ILPA Program was approved and the beneficiaries, number of shares to be granted, vesting period and KPIs to be achieved were defined. Once the vesting period ended, the Company conducted the settlement of the plan with the transfer of R$3,707 in shares. On June 30, 2020, the expenses of the ILPA Plan and its charges amounted to R$3,529 (R$1,648 on June 30, 2019) and R$4,193, respectively. Accumulated expenses with the plan amounted to 6,020 (R$2,491 on June 30, 2019).

On May 6, 2021, the Board of Directors approved the terms of the second share-based compensation plan (“ILPA 2”), in continuity to the ILPA Plan. The structure of the second program follows ILPA Plan’s basic guidelines, which include, basically, the requirement that employees must remain in the Company during the vesting period and achieve the key performance indicators (“KPIs”) cumulatively from July 1, 2020 to June 30, 2023 (vesting period).

The ILPA Plan is accounted for following the provisions of IFRS 2, given that the Company receives services from the participants and as consideration assumes the commitment of delivering shares issued by itself if the conditions are met. On the reporting date, the expenses of ILPA 2 amounted to R$5,715 (R$ 2,550 on June 30,2021).